Share-Based Payment	9 Months Ended
Sep. 30, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Payment

Note 7—Share-Based Payment

As an incentive to the senior management, other employees, members of the Board and select consultants, Ascendis Pharma A/S has established warrant programs, a Restricted Stock Unit (“RSU”) program adopted in December 2021, and a Performance Stock Unit (“PSU”) program adopted in February 2023, which are all classified as equity-settled share-based payment transactions.

Share-Based Compensation Costs

Share-based compensation costs are determined using the grant date fair value and are recognized over the vesting period as research and development costs, selling, general and administrative expenses, or cost of sales. For the three and nine months ended September 30, 2024 and 2023, share-based compensation costs recognized in the unaudited condensed consolidated interim statement of profit or loss were €26.0 million and €69.3 million, respectively and €17.2 million and €50.8 million, respectively.

Restricted Stock Unit Program

RSUs are granted by the Board to members of senior management, certain other employees and certain members of the Board (the “RSU-holders”). Further, RSUs may be granted to select consultants.

One RSU represents a right for the RSU-holder to receive one ADS representing ordinary shares of Ascendis Pharma A/S upon vesting, if the vesting conditions are met. RSUs granted vest over three years with 1/3 of the RSUs vesting on each anniversary date from the date of grant, and require RSU-holders to be employed, appointed as member of the Board, or retained as a consultant (the “service conditions”).

Performance Stock Unit Program

PSUs are granted by the Board to certain members of senior management (the “PSU-holders”). In addition, PSUs may be granted to other employees, select consultants and members of the Board.

One PSU represents a right for the PSU-holder to receive one ADS representing ordinary shares of Ascendis Pharma A/S upon vesting. PSUs vest in a manner similar to the service conditions of the RSUs. For the March 2023 PSU grant, in addition to service conditions, vesting is also contingent upon achievement of performance-based targets as determined by the Board, provided that no more than 10% of each tranche may be directly attributable to accomplishment of financial results achieved in the financial year prior to the vesting date. For the March 2024 PSU grant, in addition to service conditions, vesting is also contingent upon achievement of long-term strategic goals as evaluated by the Board no later than two weeks prior to each vesting date. Exceeding performance targets will not result in vesting of more PSUs than 100%, nor will it result in additional grants.

RSUs and PSUs generally cease to vest from the date of termination of employment or Board membership, as applicable, whereas unvested RSUs or PSUs will forfeit. The Board may at its discretion and on an individual basis decide to deviate from the vesting conditions, including deciding to accelerate vesting in the event of termination of employment or Board membership, as applicable.

All RSUs and PSUs are expected to be settled at the time of vesting by treasury shares that are ADSs repurchased by the Company. The Company may at its sole discretion choose to make a cash settlement instead of delivering ADSs.

RSU and PSU Activity

The following table specifies the number of RSUs and PSUs granted and outstanding at September 30, 2024:

	Restricted Stock Units	Performance Stock Units	Total
Outstanding	(Number)
January 1, 2024	576,625	105,023	681,648
Granted during the period	717,980	92,655	810,635
Transferred during the period	(176,317)	(35,007)	(211,324)
Forfeited during the period	(82,682)	(4,830)	(87,512)
September 30, 2024	1,035,606	157,841	1,193,447
Specified by vesting year
2024	35,843	—	35,843
2025	387,534	63,478	451,012
2026	385,416	63,478	448,894
2027	226,813	30,885	257,698
September 30, 2024	1,035,606	157,841	1,193,447

Warrant Program

Warrants are granted by the Board in accordance with authorizations given to it by the shareholders of Ascendis Pharma A/S to all employees, members of the Board and select consultants. Each warrant carries the right to subscribe for one ordinary share of a nominal value of DKK 1. The exercise price is fixed at the fair market value of the Company’s ordinary shares at the time of grant as determined by the Board. Vested warrants may be exercised in two or four annual exercise periods.

Warrant Activity

The following table specifies the warrant activity for the nine months ended September 30, 2024:

	Total Warrants	Weighted Average Exercise Price
	(Number)	(EUR)
Outstanding
January 1, 2024	6,523,784	86.38
Granted during the period	365,220	122.89
Exercised during the period	(634,705)	42.03
Forfeited during the period	(112,848)	108.95
September 30, 2024	6,141,451	92.41
Vested at September 30, 2024	5,127,127	88.20

The exercise prices of outstanding warrants under the Company’s warrant programs range from €11.98 to €145.50 depending on the grant dates.